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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Blackstone Capital Partners V L.P.
Address:        345 Park Avenue
                New York, NY 10154

Form 13F File Number: 28-13113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robert L. Friedman
Title:          Authorized Person
Phone:          (212) 583-5000

Signature, Place, and Date of Signing:

 /s/ Robert L. Friedman         New York, NY            August 14, 2009
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

               Form 13F File Number                     Name
               --------------------                     ----
                     28-13114                 The Blackstone Group L.P.